SHARE- BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE- BASED COMPENSATION
NOTE 19: -	SHARE- BASED COMPENSATION

a.	Expenses recognized in the financial statements:

The expense recognized in the Company's financial statements for services provided by employees and service-providers is as follows:

	Year ended December 31,
	2022	2021	2020

Share-based compensation - Attributable to equity holders of the Company	$617	$892	$355
Share-based compensation - Attributable to non-controlling interests (see Note 18f)	569	1,717	3,742

	$1,186	$2,609	$4,097

b.
The Company maintains four share option and incentive plans: the Evogene Ltd. 2002 Share Option Plan, the Evogene Ltd. 2003 Key Employee Share Incentive Plan, the Evogene Ltd. 2013 Share Option Plan and the Evogene Ltd. 2021 Share Incentive Plan (the “2021 Plan”). All such option and incentive plans provide for the grant of options to purchase the Company's ordinary shares that generally expire 10 years from the grant date.

c.	Evogene Ltd. Share-based payment plan for employees, directors and consultants:

During 2022, 2021 and 2020, the board of directors of the Company approved to grant its employees, directors and consultants 605,500, 987,750 and 1,046,500 options, respectively. The fair value of the options granted in 2022, 2021 and 2020 determined at their grant date using the binomial model, was approximately $323, $957 and $629, respectively.

d.	Evogene Ltd. Share options activity:

The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors of the Company:

	2022		2021		2020
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	4,233,950	5.54	4,030,702	6.24	4,335,017	7.08
Granted	605,500	1.04	987,750	3.69	1,046,500	1.37
Exercised	(5,624)	1.09	(151,995)	2.81	(43,438)	2.45
Forfeited	(797,802)	5.75	(632,507)	9.06	(1,307,377)	6.98

Outstanding at December 31,	4,036,024	4.17	4,233,950	5.54	4,030,702	6.24

Exercisable at December 31,	2,755,280	5.32	2,558,643	7.31	2,556,360	8.54

The following table summarizes information about share options outstanding at December 31, 2022:

	Options outstanding
Range of exercise prices ($)	Number outstanding	Average remaining contractual life	Weighted average exercise price
0.48 - 1.76	1,521,302	7.50	1.17
1.85 - 3.42	1,057,322	7.03	2.61
3.61 - 5.88	724,400	4.92	5.07
7.09 -11.26	371,000	2.33	9.88
12.07 - 18.34	362,000	0.58	13.62

Total	4,036,024	5.82	4.17

The weighted average outstanding remaining life contractual term of the options as of December 31, 2022 is 5.82 years (as of December 31, 2021, it was 5.94 years).

The weighted average fair value of options granted during 2022 was $0.53 (for options granted during 2021, the weighted average fair value was $0.97).

The fair value of Company share options granted to employees, directors and consultants for the years ended December 31, 2022, 2021 and 2020 was estimated using the binomial model with the following assumptions:

	2022	2021	2020

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	48-50	43-47	34-41
Risk-free interest rate (%)	1.5-3.5	0.9-1.9	0.2-0.9
Suboptimal factor	1.8-2	1.8-2	1.8-2
Post-vesting forfeiture rate (%)	5-20	5-10	5-10

The expected volatility of the share prices reflects the assumption that the historical volatility of the share prices is reasonably indicative of expected future trends.

e.	Evogene Ltd. RSUs activity:

The 2021 Plan also provides for the grant of restricted shares and RSUs. During 2022 and 2021, the board of directors of the Company approved to grant its employees, directors and consultants 58,200 and270,900  RSUs respectively. The fair value of the RSUs granted in 2022 and 2021, was approximately $ 71 and  $622, respectively, determined at their grant date according to the Company's share price at the time of their grant since the RSUs were granted at a zero exercise price and no dividends were expected to be distributed during their vesting period.

The following table summarizes the number of RSUs, and the changes that were made under the 2021 Plan to employees, consultants and directors of the Company during 2022 and 2021:

	2022		2021
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

Outstanding on January 1	247,775	2.28	-	-
Granted	58,200	1.23	270,900	2.3
Vested	(56,140)	3.06	(4,125)	2.42
Forfeited	(53,255)	2.54	(19,000)	2.42

Outstanding at December 31	196,580	2.55	247,775	2.28

f.	The Company's subsidiaries maintain share option and incentive plans with similar terms and conditions.

The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors of the Company's subsidiaries:

	2022		2021
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	1,901,992	1.39	1,798,780	0.88
Granted	877,689	2.74	318,302	1.64
Exercised	(8,270)	0.20	(203,826)	0.03
Forfeited	(497,922)	4.05	(11,264)	0.21

Outstanding on December 31,	2,273,489	1.72	1,901,992	1.39

Exercisable on December 31,	1,194,122	0.58	730,753	1.62

g.

The fair value of Company's subsidiaries’ share options granted to employees, directors and consultants for the years ended December 31, 2022 and 2021 was estimated using the binomial model with the following assumptions:

	2022	2021

Dividend yield (%)	-	-
Expected volatility of the share prices (%)	65-90	65-96
Risk-free interest rate (%)	0.44-4.75	0.11-1.56
Suboptimal factor	1.8-2.0	1.2-2.5
Post-vesting forfeiture rate (%)	5-10	5-10